Subsidiaries - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Profit (Loss) Allocated to Non-controlling Interests	$ (773,400)	$ (49,570)
Accumulated Non-controlling interests	$ 300,681	$ 1,074,081
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Jaguahr Therapeutics Pte. Ltd.
Principal Place of Business	Singapore
Proportion of Ownership and Voting Rights Held by Non-controlling Interests	45.00%	45.00%
Profit (Loss) Allocated to Non-controlling Interests	$ (773,400)	$ (49,570)
Accumulated Non-controlling interests	$ 300,681	$ 1,074,081